Subsequent events - Down round and exercise of warrants (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025
Subsequent events
Adjustment on down round feature (in dollars per share)		$ 0.76
Adjustment on down round feature (in shares)		20,061,892
Number of warrant shares exercised on a cashless basis (in shares)		17,586,907
Class A Ordinary Shares
Subsequent events
Number of warrants		7,914,108
Subsequent Events
Subsequent events
Adjustment on down round feature (in dollars per share)	$ 0.3
Adjustment on down round feature (in shares)	12,279,001
Number of warrant shares exercised on a cashless basis (in shares)	16,726,000
Subsequent Events | Class A Ordinary Shares
Subsequent events
Number of warrants	10,399,410